Note B - Securities (Details) - Amortized Cost and Estimated Fair Value of Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 83,689	$ 92,530
Gross Unrealized Gains	1,261	2,435
Gross Unrealized Losses	(882)
Estimated Fair Value	84,068	94,965
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,028	1,009
Gross Unrealized Gains	4	3
Gross Unrealized Losses	(180)
Estimated Fair Value	8,852	1,012
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	74,661	91,521
Gross Unrealized Gains	1,257	2,432
Gross Unrealized Losses	(702)
Estimated Fair Value	$ 75,216	$ 93,953